REVENUE INFORMATION - Primary Geographical Markets (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
The PRC
Disaggregation of Revenue [Line Items]
Revenues			711,932		700,535	583,496
Japan
Disaggregation of Revenue [Line Items]
Revenues			¥ 40,756		¥ 22,918	¥ 9,302